Columbia Select Large-Cap Value Fund
SUMMARY OF THE FUND
Investment Objective
Columbia Select Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The front-end sales charge applicable to Class T shares is a per-transaction charge, meaning that separate orders will not be aggregated for purposes of calculating the rate of the sales charge payable. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the financial intermediary for effecting such transactions. Such commission rates are set by the financial intermediary and are not reflected in the tables or the example below. You may qualify for sales charge discounts if you and members of your immediate family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. (the Distributor). More information is available about these and other sales charge discounts and waivers from your financial intermediary, and can be found in the Choosing a Share Class section beginning on page 19 of the Fund’s prospectus, in Appendix A to the prospectus beginning on page A-1 and in Appendix S to the Statement of Additional Information (SAI) under Sales Charge Waivers beginning on page S-1.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Columbia Select Large-Cap Value Fund	Class A		Class C		Class T	Class Adv	Class Inst	Class Inst2	Class Inst3	Class R
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		none		2.50%	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00%	[1]	1.00%	[2]	none	none	none	none	none	none
[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Columbia Select Large-Cap Value Fund		Class A	Class Adv	Class C	Class Inst	Class Inst2	Class Inst3	Class R	Class T
Management fees		0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees		0.25%	none	1.00%	none	none	none	0.50%	0.25%
Other expenses		0.16%	0.16%	0.16%	0.16%	0.10%	0.05%	0.16%	0.16%
Total annual Fund operating expenses		1.15%	0.90%	1.90%	0.90%	0.84%	0.79%	1.40%	1.15%
Less: Fee waivers and/or expense reimbursements	[1]	(0.35%)	(0.35%)	(0.35%)	(0.35%)	(0.33%)	(0.33%)	(0.35%)	(0.35%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		0.80%	0.55%	1.55%	0.55%	0.51%	0.46%	1.05%	0.80%
[1]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through September 30, 2019, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class A, 0.55% for Class Adv, 1.55% for Class C, 0.55% for Class Inst, 0.51% for Class Inst2, 0.46% for Class Inst3, 1.05% for Class R and 0.80% for Class T.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example - Columbia Select Large-Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	652	887	1,140	1,863
Class Adv	56	252	464	1,076
Class C	258	563	994	2,194
Class Inst	56	252	464	1,076
Class Inst2	52	235	434	1,007
Class Inst3	47	219	406	947
Class R	107	409	732	1,649
Class T	330	572	834	1,582

Expense Example, No Redemption - Columbia Select Large-Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	652	887	1,140	1,863
Class Adv	56	252	464	1,076
Class C	158	563	994	2,194
Class Inst	56	252	464	1,076
Class Inst2	52	235	434	1,007
Class Inst3	47	219	406	947
Class R	107	409	732	1,649
Class T	330	572	834	1,582

Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of large capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Index) at the time of purchase (between $302.1 million and $831.9 billion as of August 31, 2018). The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which large market capitalization is defined if it concludes such a change is appropriate.

The Fund invests substantially in securities of U.S. issuers. The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the financial services sector. The Fund may hold a small number of securities, consistent with its value investment approach.

Generally, the Fund anticipates holding between 30 and 40 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.

The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors. The market capitalization of an issuer may also impact its risk profile. Investments in larger, more established companies may involve certain risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors, including the financial services sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Financial Services Sector. The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet portfolio management’s perceived value assessment of that security, or may decline in price, even though portfolio management believes the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to portfolio management’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such share classes, where applicable) for periods prior to its inception date. Share classes with expenses that are higher than Class A shares will have performance that is lower than Class A shares (without sales charges). Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%)<br/>as of December 31 Each Year
[1]	Year to Date return as of June 30, 2018: -2.14%

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 2nd Quarter 2009 23.02% Worst 4th Quarter 2008 -23.78%
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2017)
Average Annual Total Returns - Columbia Select Large-Cap Value Fund	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	Apr. 25, 1997	13.14%	14.37%	8.04%
Class A | returns after taxes on distributions	Apr. 25, 1997	11.90%	13.16%	7.30%
Class A | returns after taxes on distributions and sale of Fund shares	Apr. 25, 1997	8.44%	11.37%	6.43%
Class Adv	Nov. 08, 2012	20.37%	16.04%	8.83%
Class C	May 27, 1999	18.20%	14.87%	7.89%
Class Inst	Sep. 27, 2010	20.36%	16.03%	8.89%
Class Inst2	Nov. 30, 2001	20.45%	16.13%	9.12%
Class Inst3	Oct. 01, 2014	20.50%	16.04%	8.83%
Class R	Apr. 30, 2003	19.76%	15.44%	8.40%
Class T	Sep. 27, 2010	17.06%	15.12%	8.13%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		13.66%	14.04%	7.10%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)		21.83%	15.79%	8.50%